LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES
                                  (the "Fund")
             Supplement to Prospectuses and Statement of Additional Information
                                dated May 1, 2003
                  (Replacing Supplement dated November 4, 2003)


1. On October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) changed their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

2. The section TRUST MANAGEMENT ORGANIZATIONS, INVESTMENT SUB-ADVISOR AND PORTFOLIO MANAGERS; Liberty Asset Allocation Fund, Variable Series is revised in its entirety as follows:

Harvey Hirschhorn, CFA, Executive Vice President of Columbia Management Advisors, Inc., is the lead portfolio manager of the Fund. Mr. Hirschhorn has been associated with the advisor and its predecessors since 1973. Mr. Hirschhorn received an M.B.A. degree from the University of Chicago, and is a chartered financial analyst. Mr. Hirschhorn is responsible for allocating the Fund's assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large cap growth stocks            Alexander S. Macmillan and Paul J. Berlinguet
Large cap value stocks             Brian Cunningham,
                                   Gregory M. Miller and Richard Dahlberg
Mid cap growth stocks              Richard J. Johnson
Mid cap value stocks               Daniel K. Cantor
Small cap growth stocks            Paul J. Berlinguet
Small cap value stocks             Stephen D. Barbaro
Real estate investment trusts      David W. Jellison
Foreign stocks                     James M. McAlear
Investment grade bonds             Michael T. Kennedy
Non-investment grade bonds         Jeffrey L. Rippey

Alexander S. Macmillan, CFA, co-head of Columbia's Large Cap Growth team, and a Senior Vice President of Columbia, has co-managed the portion of the Fund allocated to the large cap growth stocks category since April 2003. He has been with Columbia and its predecessors since 1989. Mr. Macmillan received an M.B.A. degree from the Amos Tuck School of Dartmouth College.

Paul J. Berlinguet, Senior Vice President of Columbia, head of the Small Cap Growth team and co-head of the Large Cap Growth Team of Columbia, has co-managed the portion of the Fund allocated to the large cap growth stocks category since October 2003 and the portion of the Fund allocated to the small cap growth stocks category since November 2003. Prior to joining Columbia in October 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large cap growth portfolio manager at Baring Asset Management. During his 12-year career at Baring Asset Management, he also managed a small cap aggressive growth unit trust and was lead Portfolio Manager for four years Mr. Berlinguet holds an M.S.M. degree in Management from Lesley University and a B.S.B.A. degree in Marketing from Suffolk University.

Brian Cunningham, a Vice President and equity portfolio manager of Columbia is the co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since November 2003. Mr. Cunningham has been with Columbia and its predecessor since 1987. Mr. Cunningham earned a BA from St. Francis College and an MBA from St. John's University.

Gregory M. Miller, a Senior Vice President of Columbia, is the co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since April 2003. Mr. Miller has been with Columbia and its predecessor since 1985. Mr. Miller received an MBA degree from the University of Chicago and a JD degree from the University of Connecticut.

Richard Dahlberg, CFA, a senior portfolio manager and head of Columbia's large cap value team, is a co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since October 2003. Prior to joining Columbia in September 2003, Mr. Dahlberg managed value investments for the last 30 years, most recently with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002 and with Pioneer Investment Management, Inc. from September 1998 to November 2001. Mr. Dahlberg received an MBA degree from the Wharton School of the University of Pennsylvania.

Richard J. Johnson, CFA, Senior Vice President and Head of Equities - Portland of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the mid cap growth stocks category. Mr. Johnson has been associated with the advisor and its predecessors since 1994. Mr. Johnson received an M.B.A. degree from the Anderson School of Management at UCLA.

Daniel K. Cantor, CFA, Senior Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the mid cap value stocks category. Mr. Cantor has been associated with the advisor and its predecessors since 1985 and received an M.B.A. degree from The Wharton School of the University of Pennsylvania.

Stephen D. Barbaro, CFA, Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the small cap value stocks category. He has been associated with the advisor and its predecessors since 1976. Mr. Barbaro received an M.B.A. degree from Columbia University.

David W. Jellison, CFA, Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the REITs category. He has been associated with the advisor and its predecessors since 1992. Mr. Jellison received an M.M. degree from the J.L. Kellogg Graduate School of Management at Northwestern University.

James M. McAlear, Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the foreign stocks category. He has been associated with the advisor and its predecessors since 1992 and specializes in international portfolio management and research. Mr. McAlear received an M.A. degree from Michigan State University and has over 30 years of investment experience.

Michael T. Kennedy, CFA, Senior Vice President of Columbia Management Advisors, Inc. manages the portion of the Fund's assets allocated to the investment grade bonds category. Mr. Kennedy has been associated with the advisor and its predecessors since 1987 and has managed various investment portfolios. A chartered financial analyst and a chartered investment counselor, he received an M.M. degree from Northwestern University.

Jeffrey L. Rippey, CFA, Senior Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the non-investment grade bonds category. Mr. Rippey has been associated with the advisor and its predecessors since 1987. Mr. Rippey received a B.A. degree from Pacific Lutheran University.
                                                               November 14, 2003

               LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES
                                  (the "Fund")
             Supplement to Prospectuses and Statement of Additional Information
                                dated May 1, 2003
            (Replacing Supplements dated August 20, 2003 and September 30, 2003)

1. The second and third sentences of the first paragraph under the caption PRINCIPAL INVESTMENT STRATEGIES are revised in their entirety as follows:

         Small-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. As of June 30, 2003, that index included companies with capitalizations between approximately $29.2 million and $1.75 billion.


2. On October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) changed their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.


3. The section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS AND INVESTMENT SUB-ADVISOR; Liberty Small Company Growth Fund, Variable Series, is revised in its entirety to read as follows:

            Paul J. Berlinguet, Senior Vice President of Columbia, head of the Small Cap Growth Team and co-head of the Large Cap Growth Team of Columbia, has co-managed the portion of the Fund allocated to the large cap growth stocks category since October 2003 and the portion of the Fund allocated to the small cap growth stocks category since November 2003. Prior to joining Columbia in October 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large cap growth portfolio manager at Baring Asset Management. During his 12-year career at Baring Asset Management, he also managed a small cap aggressive growth unit trust and was lead Portfolio Manager for four years Mr. Berlinguet holds an M.S.M. degree in Management from Lesley University and a B.S.B.A. degree in Marketing from Suffolk University.

                                                              November 14, 2003